Common Stock and Warrants (Tables)	6 Months Ended	12 Months Ended
	Feb. 28, 2018	Aug. 31, 2017
Common Stock And Warrants Tables
Warrants outstanding and exercisable

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
	February 28,	August 31,	Exercise
Description	2018	2017	Price	Expiration
Series M	246,000	246,000	$2.34	December 31, 2022
Series N	767,000	767,000	$3.38	December 31, 2022
Series O	-	618,000	$3.10	October 31, 2017
Series P	306,500	309,000	$3.70	April 30, 2018
Series Q	-	937,500	$3.20	December 31, 2022
Series R	468,750	937,500	$4.00	December 31, 2022
Series S-A	300,000	300,000	$2.53	December 31, 2022
Series S	821,600	-	$3.42	September 29, 2022
Total	2,909,850	4,115,000

	Shares of Common Stock Issuable from Warrants Outstanding as of		Weighted Average
	August 31,	August 31,	Exercise
Description	2017	2016	Price	Expiration
Series I	-	921,875	$1.37	December 31, 2020
Series J	-	3,110,378	$1.12	December 31, 2020
Series K	-	3,110,378	$1.20	December 31, 2020
Series L	-	500,000	$1.20	December 7, 2020
Series M	246,000	375,000	$2.34	December 31, 2020
Series N	767,000	767,000	$3.38	December 31, 2020
Series O	618,000	618,000	$3.10	October 31, 2017
Series P	309,000	309,000	$3.70	April 30, 2018
Series Q	937,500	937,500	$3.20	June 20, 2019
Series R	937,500	937,500	$4.00	June 20, 2021
Series S-A	300,000	-	$2.53	July 24, 2022
Total	4,115,000	11,586,631